SUPPLEMENT TO THE PROSPECTUS

OF

WELLS FARGO ADVANTAGE WEALTHBUILDER PORTFOLIOS

For the WealthBuilder Equity Portfolio (the "Portfolio")

Effective September 30, 2013, the prospectus is revised to reflect the following changes:

The sections entitled "Principal Investment Strategies" for the Portfolio are replaced with the following:

The Portfolio is a fund-of-funds that invests in various affiliated mutual funds, unaffiliated mutual funds, and exchange-traded funds ("Underlying Funds") to pursue its investment objective. We seek to achieve the Portfolio's investment objective by investing at least 80% of the Portfolio's net assets in equity securities (through investments in Underlying Funds). The Portfolio is a diversified equity investment that consists of Underlying Funds that employ different and complementary investment styles to provide potential for growth. These equity styles include large company, small company and international. The Portfolio's allocation across equity styles remains constant.

Depending on market conditions, some equity asset classes will perform better than others. The Portfolio's broad diversification across equity styles may help to reduce the overall impact of poor performance in any one equity asset class.

We may actively trade portfolio securities, which may lead to higher transaction costs that may affect the Portfolio's performance. In addition, active trading of portfolio securities may lead to higher taxes if your shares are held in a taxable account.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	May 31, 2013
Registrant Name	dei_EntityRegistrantName	WELLS FARGO FUNDS TRUST
Central Index Key	dei_EntityCentralIndexKey	0001081400
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug 16, 2013
Document Effective Date	dei_DocumentEffectiveDate	Aug 16, 2013
Prospectus Date	rr_ProspectusDate	Oct 1, 2012
Supplement -- [Text Block]	wells_SupplementTextBlock_04

SUPPLEMENT TO THE PROSPECTUS

OF

WELLS FARGO ADVANTAGE WEALTHBUILDER PORTFOLIOS

For the WealthBuilder Equity Portfolio (the "Portfolio")

Effective September 30, 2013, the prospectus is revised to reflect the following changes:

The sections entitled "Principal Investment Strategies" for the Portfolio are replaced with the following:

The Portfolio is a fund-of-funds that invests in various affiliated mutual funds, unaffiliated mutual funds, and exchange-traded funds ("Underlying Funds") to pursue its investment objective. We seek to achieve the Portfolio's investment objective by investing at least 80% of the Portfolio's net assets in equity securities (through investments in Underlying Funds). The Portfolio is a diversified equity investment that consists of Underlying Funds that employ different and complementary investment styles to provide potential for growth. These equity styles include large company, small company and international. The Portfolio's allocation across equity styles remains constant.

Depending on market conditions, some equity asset classes will perform better than others. The Portfolio's broad diversification across equity styles may help to reduce the overall impact of poor performance in any one equity asset class.

We may actively trade portfolio securities, which may lead to higher transaction costs that may affect the Portfolio's performance. In addition, active trading of portfolio securities may lead to higher taxes if your shares are held in a taxable account.

(Wells Fargo Advantage WealthBuilder Equity Portfolio)
Risk/Return:	rr_RiskReturnAbstract
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio is a fund-of-funds that invests in various affiliated mutual funds, unaffiliated mutual funds, and exchange-traded funds ("Underlying Funds") to pursue its investment objective. We seek to achieve the Portfolio's investment objective by investing at least 80% of the Portfolio's net assets in equity securities (through investments in Underlying Funds). The Portfolio is a diversified equity investment that consists of Underlying Funds that employ different and complementary investment styles to provide potential for growth. These equity styles include large company, small company and international. The Portfolio's allocation across equity styles remains constant.

Depending on market conditions, some equity asset classes will perform better than others. The Portfolio's broad diversification across equity styles may help to reduce the overall impact of poor performance in any one equity asset class.

We may actively trade portfolio securities, which may lead to higher transaction costs that may affect the Portfolio's performance. In addition, active trading of portfolio securities may lead to higher taxes if your shares are held in a taxable account.